SHARE BASED COMPENSATION (Schedule of Outstanding and Vested Options) (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Options and Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate intrinsic value	$ 388,186
2013 Stock Incentive Plan [Member] | Options and Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares	2,575,000
Weighted average remaining contractual life	4 years 2 months 16 days
Weighted average exercise price	$ 0.54
Number of shares vested	1,522,810
Aggregate intrinsic value	158,627
Non-Qualified stock options [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares	3,450,000
Weighted average remaining contractual life	4 years 9 months 4 days
Weighted average exercise price	$ 0.15
Number of shares vested	874,201
Aggregate intrinsic value	$ 229,559